Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition $ in Thousands	Dec. 31, 2021 USD ($)
Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition [Line Items]
Cash and cash equivalents paid	$ (78,211)
Amount deposited in escrow	(4,493)
Cash and cash equivalents of the subsidiary	8,130
Total cash and cash equivalents	(74,574)
DeepCube Ltd [Member]
Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition [Line Items]
Cash and cash equivalents paid	(40,082)
Cash and cash equivalents of the subsidiary	2,691
Total cash and cash equivalents	(37,391)
NanoFabrica Ltd [Member]
Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition [Line Items]
Cash and cash equivalents paid	(22,977)
Cash and cash equivalents of the subsidiary	2,218
Total cash and cash equivalents	(20,759)
ESSEMTEC AG [Member]
Subsidiaries (Details) - Schedule of cash flows derived for the Group as a result of the acquisition [Line Items]
Cash and cash equivalents paid	(15,152)
Cash and cash equivalents of the subsidiary	3,221
Total cash and cash equivalents	$ (11,931)